ADDITIONAL INFORMATION - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	1,827,462,652	1,827,462,652
Ordinary shares, shares issued	303,886,640	303,886,640
Common shares, shares outstanding	303,886,640	303,886,640	313,886,640
Parent company
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	1,827,462,652	1,827,462,652
Ordinary shares, shares issued	303,886,640	303,886,640
Common shares, shares outstanding	303,886,640	303,886,640
Series A-1 Preferred Shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Convertible redeemable preferred shares, shares authorized	20,000,000	20,000,000
Convertible redeemable preferred shares, shares issued	12,202,988	12,202,988
Convertible redeemable preferred shares, shares outstanding	12,202,988	12,202,988
Convertible redeemable preferred shares, liquidation value	$ 10,055,909	$ 10,055,909
Series A-1 Preferred Shares | Parent company
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Convertible redeemable preferred shares, shares authorized	20,000,000	20,000,000
Convertible redeemable preferred shares, shares issued	12,202,988	12,202,988
Convertible redeemable preferred shares, shares outstanding	12,202,988	12,202,988
Convertible redeemable preferred shares, liquidation value	10,055,909	10,055,909
Series A-2 Preferred Shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Convertible redeemable preferred shares, shares authorized	122,029,877	122,029,877
Convertible redeemable preferred shares, shares issued	122,029,877	122,029,877
Convertible redeemable preferred shares, shares outstanding	122,029,877	122,029,877
Convertible redeemable preferred shares, liquidation value	100,559,091	100,559,091
Series A-2 Preferred Shares | Parent company
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Convertible redeemable preferred shares, shares authorized	122,029,877	122,029,877
Convertible redeemable preferred shares, shares issued	122,029,877	122,029,877
Convertible redeemable preferred shares, shares outstanding	122,029,877	122,029,877
Convertible redeemable preferred shares, liquidation value	100,559,091	100,559,091
Series B Preferred Shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Convertible redeemable preferred shares, shares authorized	30,507,471	30,507,471
Convertible redeemable preferred shares, shares issued	30,507,471	30,507,471
Convertible redeemable preferred shares, shares outstanding	30,507,471	30,507,471
Convertible redeemable preferred shares, liquidation value	25,139,774	25,139,774
Series B Preferred Shares | Parent company
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Convertible redeemable preferred shares, shares authorized	30,507,471	30,507,471
Convertible redeemable preferred shares, shares issued	30,507,471	30,507,471
Convertible redeemable preferred shares, shares outstanding	30,507,471	30,507,471
Convertible redeemable preferred shares, liquidation value	$ 25,139,774	$ 25,139,774